Related-Party Disclosures	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related-Party Disclosures	Related-Party Disclosures
At December 31, 2024, the Company had subsidiaries and structured entities that it controlled and included in its consolidated financial statements. The Company also enters into related-party transactions through a number of joint ventures, associates, and joint operations. These transactions involve providing or receiving services entered into in the normal course of business.

The following lists the most significant entities where the Company owns 100% of the voting and restricted securities.

Name	Jurisdiction of Incorporation
Cardno Consulting, LLC	Delaware, United States
International Insurance Group Inc.	Barbados
Mustang Acquisition Holdings Inc.	Delaware, United States
Stantec Australia Holdings No.1 Pty Ltd	Australia
Stantec Australia Pty Ltd	Australia
Stantec Consulting Caribbean Ltd.	Barbados
Stantec Consulting International LLC	Arizona, United States
Stantec Consulting International Ltd.	Canada
Stantec Consulting Ltd./Stantec Experts-conseils ltée	Canada
Stantec Consulting Michigan Inc.	Michigan, United States
Stantec Consulting Services Inc.	New York, United States
Stantec Delaware V LLC	Delaware, United States
Stantec Delaware VI LLC	Delaware, United States
Stantec Global Capital Limited	United Kingdom
Stantec Holdings GP ULC	Canada
Stantec Holdings LP	Canada
Stantec Holdings ULC	Canada
Stantec International Consulting, Inc.	Delaware, United States
Stantec New Zealand	New Zealand
Stantec Technology International Inc.	Delaware, United States
Stantec US Insurance Group, Inc.	Arizona, United States
Stantec UK Limited	United Kingdom
There are no significant restrictions on the Company’s ability to access or use assets or to settle liabilities of its subsidiaries. Financial statements of all subsidiaries are prepared as at the same reporting date as the Company’s.

Structured entities
At December 31, 2024, the Company had management agreements in place with several entities to provide various services, including architecture, engineering, planning, and project management. These entities have been designed so that voting rights are not the dominant factor in deciding who controls the entity. Each entity has a management agreement in place that provides the Company with control over the relevant activities of the entity where it has been assessed that the Company is exposed to variable returns of the entity and can use its power to influence the variable returns. The Company receives a management fee generally equal to the net income of the entities and has an obligation regarding the liabilities and losses of the entities. Based on these facts and circumstances, management determined that the Company controls these entities and they are consolidated in the Company’s consolidated financial statements.

The following lists the most significant structured entities that are consolidated in the Company’s financial statements.

Name	Jurisdiction of Incorporation
Stantec Architecture Inc.	North Carolina, United States
Stantec Architecture Ltd.	Canada
Stantec Geomatics Ltd.	Canada
Stantec International Inc.	Pennsylvania, United States

Joint operations
The Company also conducted its business through the following significant joint operations.

Name	Ownership Interests	Jurisdiction
Starr ll, a Joint Venture	37.5%	United States
WSM Pacific SIOP, a Joint Venture	32%	United States
Better Together, a Joint Venture	10%	Australia

Joint ventures
The Company enters into transactions through its investments in joint ventures. The following table provides the total dollar amount for transactions that have been entered into with related parties.

	For the year ended December 31, 2024			For the year ended December 31, 2023
	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $
Joint ventures	143.0	0.9	24.5	96.3	0.8	16.7

Compensation of key management personnel and directors of the Company

	For the year ended December 31,
	2024	2023
	$	$
Salaries and other short-term employment benefits	18.0	15.5
Directors’ fees	1.2	0.7
Share-based compensation	20.1	36.8
Total compensation	39.3	53.0

The Company’s key management personnel for 2024 and 2023 include its Chief Executive Officer (CEO), Chief Operating Officers, Chief Financial Officer, Chief Practice and Project Officer, Chief Growth & Innovation Officer, and
Executive Vice Presidents. The amounts disclosed in the table are the amounts recognized as an expense related to key management personnel and directors during the year. Share-based compensation includes the fair value adjustment for the year.